J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of on behalf of the funds listed in Appendix A (the “Funds”)
File No. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds do not differ from the prospectuses contained in the Post-Effective Amendment No. 311 (Amendment No. 313 under the Investment Company Act of 1940, as amended) filed electronically on February 25, 2021.
Please contact the undersigned at (614) 213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Secretary

Appendix A
J.P. Morgan Exchange-Traded Funds
JPMorgan BetaBuilders Canada ETF
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
JPMorgan BetaBuilders Europe ETF
JPMorgan BetaBuilders International Equity ETF
JPMorgan BetaBuilders Japan ETF
JPMorgan BetaBuilders U.S. Equity ETF
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
JPMorgan Diversified Return Emerging Markets Equity ETF
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
JPMorgan International Growth ETF
JPMorgan U.S. Dividend ETF
JPMorgan U.S. Minimum Volatility ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF